ORGANIZATION AND PRINCIPAL ACTIVITIES (Summary of Major Subsidiaries and VIE) (Details)	12 Months Ended
Dec. 31, 2015
Heng Cheng [Member]
Consolidation [Line Items]
Date of incorporation/establishment	Sep. 15, 2014	[1]
Place of incorporation/establishment	PRC	[1]
Consolidated Trust [Member]
Consolidation [Line Items]
Date of incorporation/establishment	Oct. 16, 2015
Place of incorporation/establishment	PRC
Yirendai HK [Member]
Consolidation [Line Items]
Date of incorporation/establishment	Oct. 08, 2014
Place of incorporation/establishment	Hong Kong
Percentage of legal ownership	100.00%
Heng Ye [Member]
Consolidation [Line Items]
Date of incorporation/establishment	Jan. 08, 2015
Place of incorporation/establishment	PRC
Percentage of legal ownership	100.00%

[1]	Heng Cheng was established on September 15, 2014 as the operating entity in PRC of the Yirendai Business in contemplating raising capital for this business through an initial public offering. CreditEase designated Mr. Ning Tang, Mr. Fanshun Kong and Ms. Yan Tian, three PRC citizens, as the shareholders of Heng Cheng (collectively the “three designated shareholders”) on behalf of CreditEase. The capital injected into Heng Cheng by the three designated shareholders was provided by CreditEase through loans extended by Puxin Hengye. As a result, Mr. Ning Tang, Mr. Fanshun Kong and Ms. Yan Tian were considered de facto agent of CreditEase, and CreditEase should consolidate Heng Cheng as a VIE.